Intangible Assets	12 Months Ended
Dec. 31, 2018
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Intangible Assets

6.	Intangible Assets

The intangible assets, net are related to acquired intellectual property rights were as follows:

	2018	2017
	(euros in thousands)
Balance as at January 1
Historical cost	860	860
Accumulated amortization	(548)	(486)

Book value	312	374
Additions	2,225	—
Amortization for the year	(92)	(62)

Book value as at December 31	2,445	312
Balance as at December 31
Historical cost	3,085	860
Accumulated amortization	(640)	(548)

Book value	2,445	312

During the year ended December 31, 2018, the Company acquired or licensed certain intellectual property and, under the terms of the related agreements, paid €2.2 million in fees. The transactions were accounted for as an asset acquisition. As a result, the Company capitalized €2.2 million as intangible assets in its consolidated statements of financial position. The Company amortizes the cost of the acquired or licensed intellectual property over its estimated economic life based on the remaining legal life of the related patents from the date of acquisition or license.